Membership Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Membership Interests [Abstract]
MEMBERSHIP INTERESTS

7.    MEMBERSHIP INTERESTS

Cash Contributions

We received cash capital contributions from our members on February 18, 2020 and April 27, 2020 each totaling $87 million.

Cash Distributions

The PUCT order issued in the Sempra Acquisition and our Limited Liability Company Agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions that would cause us to be out of compliance with the PUCT’s approved debt-to-equity ratio, which is currently 57.5% debt to 42.5% equity. The distribution restrictions also include the ability of our board, a majority of the Disinterested Directors, or either of the two member directors designated by Texas Transmission to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity ratio commitment).  At March 31, 2020, we had $301 million available to distribute to our members as our regulatory capitalization ratio was 56.5% debt to 43.5% equity.

The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity ratio.  For purposes of this ratio, debt is calculated as long-term debt including any finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt.  Equity is calculated as membership interests determined in accordance with GAAP, excluding accumulated other comprehensive loss and the effects of acquisition accounting from a 2007 transaction.

On February 19, 2020, our board of directors declared a cash distribution of $91 million, which was paid to our members on February 20, 2020. On April 29, 2020, our board of directors declared a cash distribution of $91 million, which was paid to our members on April 30, 2020.

Membership Interests

The following tables present the changes to membership interests during the three months ended March 31, 2020 and 2019, net of tax:

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
	Three Months Ended March 31, 2020
Balance at December 31, 2019	$10,938	$(139)	$10,799
Net income	131	-	131
Distributions	(91)	-	(91)
Capital contributions	87	-	87
Net effects of cash flow hedges (Note 5)	-	(23)	(23)
Defined benefit pension plans	-	1	1
Balance at March 31, 2020	$11,065	$(161)	$10,904

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
	Three Months Ended March 31, 2019
Balance at December 31, 2018	$8,624	$(164)	$8,460
Net income	116	-	116
Distributions	(71)	-	(71)
Capital contributions	70	-	70
Net effects of cash flow hedges	4	(4)	-
Defined benefit pension plans	-	1	1
Balance at March 31, 2019	$8,743	$(167)	$8,576

Accumulated Other Comprehensive Income (Loss) (AOCI)

The following table presents the changes to AOCI for the three months ended March 31, 2020 and 2019, net of tax:

	Cash Flow Hedges – Interest Rate Swaps	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2019	$(18)	$(121)	$(139)
Defined benefit pension plans	-	1	1
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6) (Note 5)	(23)	-	(23)
Balance at March 31, 2020	$(41)	$(120)	$(161)

Balance at December 31, 2018	$(16)	$(148)	$(164)
Defined benefit pension plans	-	1	1
Amounts reclassified from accumulated other comprehensive income (loss) to capital account	(4)	-	(4)
Balance at March 31, 2019	$(20)	$(147)	$(167)

9.    MEMBERSHIP INTERESTS

Cash Contributions

On February 18, 2020, we received cash capital contributions from our members totaling $87 million.  During 2019, we received the following capital cash contributions from our members.

Received	Amount
November 21, 2019	$340
October 28, 2019	98
July 29, 2019	70
May 15, 2019	1,330
April 30, 2019	70
February 19, 2019	70
$1,978

Cash Distributions

Distributions are limited by the requirement to maintain our regulatory capital structure at or below the assumed debt-to-equity ratio established periodically by the PUCT for ratemaking purposes.  The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity ratio.  For purposes of this ratio, debt is calculated as long-term debt including any finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt.  Equity is calculated as membership interests determined in accordance with GAAP, excluding the effects of acquisition accounting from a 2007 transaction (which included recording the initial goodwill and fair value adjustments and subsequent related impairments and amortization).

The PUCT order issued in the Sempra Acquisition and our Limited Liability Company Agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions that would cause us to be out of compliance with the PUCT’s approved debt-to-equity ratio, which is currently 57.5% debt to 42.5% equity. The distribution restrictions also include the ability of our board, a majority of the Disinterested Directors, or either of the two member directors designated by Texas Transmission to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity ratio commitment).  At December 31, 2019, we had $751 million available to distribute to our members as our regulatory capitalization ratio was 54.8% debt to 45.2% equity.

On February 19, 2020, our board of directors declared a cash distribution of $91 million, which was paid to our members on February 20, 2020. During 2019, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 29, 2019	October 31, 2019	$106
July 30, 2019	July 31, 2019	71
May 1, 2019	May 2, 2019	71
February 20, 2019	February 22, 2019	71
		$319

During 2018, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 24, 2018	November 6, 2018	$179
July 25, 2018	August 1, 2018	30
		$209

Accumulated Other Comprehensive Income (Loss) (AOCI)

The following table presents the changes to accumulated other comprehensive income (loss) for the years ended December 31, 2019, 2018 and 2017 net of tax.

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2016	$(20)	$(91)	$(111)
Defined benefit pension plans	-	8	8
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges	2	-	2
Balance at December 31, 2017	$(18)	$(83)	$(101)
Defined benefit pension plans	-	(65)	(65)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges	2	-	2
Balance at December 31, 2018	$(16)	$(148)	$(164)
Defined benefit pension plans	-	27	27
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges	2	-	2
Amounts reclassified from accumulated other comprehensive income (loss) to capital account	(4)	-	(4)
Balance at December 31, 2019	$(18)	$(121)	$(139)